SCHEDULE OF NOTES PAYABLE (Details) - Standard Waste Services L L C [Member] - USD ($)	Mar. 31, 2024	Dec. 31, 2023
Short-Term Debt [Line Items]
Total notes payable	$ 3,450,601	$ 3,702,583
Less: current portion of notes payable	942,738	982,060
Notes payable - long-term portion	2,507,863	2,720,523
Note Payable One [Member]
Short-Term Debt [Line Items]
Total notes payable	516,777	525,381
Note Payable Two [Member]
Short-Term Debt [Line Items]
Total notes payable	2,550	7,574
Note Payable Three [Member]
Short-Term Debt [Line Items]
Total notes payable	9,048	15,616
Note Payable Four [Member]
Short-Term Debt [Line Items]
Total notes payable	7,832	15,437
Note Payable One To Four [Member]
Short-Term Debt [Line Items]
Total notes payable	536,207	564,008
Note Payable Five [Member]
Short-Term Debt [Line Items]
Total notes payable	10,158	14,324
Note Payable Six [Member]
Short-Term Debt [Line Items]
Total notes payable	20,393	30,176
Note Payable Seven [Member]
Short-Term Debt [Line Items]
Total notes payable	10,287	17,727
Note Payable Eight [Member]
Short-Term Debt [Line Items]
Total notes payable	35,851	45,204
Note Payable Nine [Member]
Short-Term Debt [Line Items]
Total notes payable	6,361	11,013
Note Payable Ten [Member]
Short-Term Debt [Line Items]
Total notes payable	48,198	53,195
Note Payable Eleven [Member]
Short-Term Debt [Line Items]
Total notes payable	29,566	34,584
Note Payable Twelve [Member]
Short-Term Debt [Line Items]
Total notes payable	32,868	38,451
Note Payable Thirteen [Member]
Short-Term Debt [Line Items]
Total notes payable	26,521	29,069
Note Payable Fourteen [Member]
Short-Term Debt [Line Items]
Total notes payable	34,777	40,113
Note Payable One To Fourteen [Member]
Short-Term Debt [Line Items]
Total notes payable	791,187	877,864
Note Payable Fifteen [Member]
Short-Term Debt [Line Items]
Total notes payable	27,436	31,407
Note Payable Sixteen [Member]
Short-Term Debt [Line Items]
Total notes payable	56,135	63,666
Note Payable Seventeen [Member]
Short-Term Debt [Line Items]
Total notes payable	42,827	49,428
Note Payable Eighteen [Member]
Short-Term Debt [Line Items]
Total notes payable	45,865	51,222
Note Payable Eighteen One [Member]
Short-Term Debt [Line Items]
Total notes payable	68,311	75,603
Note Payable Ninteen [Member]
Short-Term Debt [Line Items]
Total notes payable	137,502	144,271
Note Payable Twenty [Member]
Short-Term Debt [Line Items]
Total notes payable	60,580	66,289
Note Payable Twenty One [Member]
Short-Term Debt [Line Items]
Total notes payable	87,472	95,440
Note Payable Twenty Two [Member]
Short-Term Debt [Line Items]
Total notes payable	94,226	102,226
Note Payable Twenty Three [Member]
Short-Term Debt [Line Items]
Total notes payable	108,868	117,906
Note Payable Fifteen To Twenty Three [Member]
Short-Term Debt [Line Items]
Total notes payable	1,520,409	1,675,322
Note Payable Fifteen To Twenty Five [Member]
Short-Term Debt [Line Items]
Total notes payable	1,520,409	1,675,322
Note Payable Sixteen 1 [Member]
Short-Term Debt [Line Items]
Total notes payable	66,938	74,982
Note Payable Thirty Seven 1 [Member]
Short-Term Debt [Line Items]
Total notes payable	158,516	165,428
Note Payable Seventeen 1 [Member]
Short-Term Debt [Line Items]
Total notes payable	164,399	171,205
Note Payable Thirty Seven 2 [Member]
Short-Term Debt [Line Items]
Total notes payable	183,441	190,626
Note Payable Thirty Seven 3 [Member]
Short-Term Debt [Line Items]
Total notes payable	87,372	95,816
Note Payable Thirty Seven 4 [Member]
Short-Term Debt [Line Items]
Total notes payable	131,700	141,455
Note Payable Thirty Seven 5 [Member]
Short-Term Debt [Line Items]
Total notes payable	131,700	141,455
Note Payable Thirty Seven 6 [Member]
Short-Term Debt [Line Items]
Total notes payable	107,578	114,199
Note Payable Thirty Seven 8 [Member]
Short-Term Debt [Line Items]
Total notes payable	55,562	58,676
Note Payable Thirty Seven 9 [Member]
Short-Term Debt [Line Items]
Total notes payable	92,646	96,587
Note Payable Thirty Four [Member]
Short-Term Debt [Line Items]
Total notes payable	2,700,261	2,925,751
Note Payable Thirty Six [Member]
Short-Term Debt [Line Items]
Total notes payable	2,700,261	2,925,751
Note Payable Thirty Seven [Member]
Short-Term Debt [Line Items]
Total notes payable	231,857	244,214
Note Payable Thirty Eight [Member]
Short-Term Debt [Line Items]
Total notes payable	259,235	266,434
Note Payable Thirty Nine [Member]
Short-Term Debt [Line Items]
Total notes payable	$ 259,248	$ 266,184